Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2012
Commitments and Contingent Liabilities
(19)	Commitments and Contingent Liabilities

The Company provides guarantees to third parties mainly on bank loans provided to associated companies and customers. The guarantees are made to enhance their credit. For each guarantee provided, the Company is required to perform under the guarantee if the guaranteed party defaults on a payment. Also, as discussed in Note 16, the Company sold certain trade receivables to independent third parties, some of which are with recourse. If the collectibility of those receivables with recourse becomes doubtful, the Company is obligated to assume the liabilities. At March 31, 2012, the maximum amount of undiscounted payments the Company would have to make in the event of default was 31,008 million yen. The carrying amount of the liabilities recognized for the Company’s obligations as a guarantor under those guarantees at March 31, 2012 was immaterial.

As discussed in Note 6, in connection with the sale and leaseback of certain machinery and equipment, the Company guarantees a specific value of the leased assets. For each guarantee provided, the Company is required to perform under the guarantee if certain conditions are met during or at the end of the lease term. At March 31, 2012, the maximum amount of undiscounted payments the Company would have to make in the event that these conditions were met was 8,960 million yen. The carrying amount of the liabilities recognized for the Company’s obligations as a guarantor under those guarantees at March 31, 2012 was 3,083 million yen.

The Company issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a certain period or term. The change in accrued warranty costs for the years ended March 31, 2012 and 2011 are summarized as follows:

	Yen (millions)
	2012	2011
Balance at beginning of year	55,304	51,306
Liabilities accrued for warranties issued during the period	41,094	47,644
Warranty claims paid during the period	(34,013)	(35,885)
Changes in liabilities for pre-existing warranties during the period, including expirations	(4,246)	(7,761)

Balance at end of year	58,139	55,304

At March 31, 2012, commitments outstanding for the purchase of property, plant and equipment approximated 22,461 million yen. Certain subsidiaries are under contracts to purchase specific raw materials until 2020. At March 31, 2012, commitments outstanding for this contract approximated 74,754 million yen.

Liabilities for environmental remediation costs are recorded when it is probable that obligations have been incurred and the amounts can be reasonably estimated. In January 2003, the Company announced that disposed electric equipment that contained polychlorinated biphenyls (PCB equipment) might be buried in the ground of its four manufacturing facilities and one former manufacturing facility. The applicable laws require that PCB equipment be appropriately maintained and disposed of by July 2016. At March 31, 2012, the Company has accrued estimated total cost of 5,167 million yen for necessary actions such as investigating whether the PCB equipment is buried at the facilities, including excavations, maintaining and disposing the PCB equipment that is already discovered, and soil remediation, since it represents management’s best estimate or minimum of the cost, but the payments are not considered to be fixed and reliably determinable.

The Company and certain subsidiaries are under the term of leasehold interest contracts for land of domestic factories and have obligations for restitution on their leaving. The asset retirement obligations cannot be reasonably estimated because the durations of use of the leased land are not specified and there are no plans to undertake relocation in the future. Therefore the Company did not recognize asset retirement obligations.

The Company and certain of its subsidiaries are subject to a number of legal proceedings including civil litigations related to tax, products or intellectual properties, or governmental investigations.

Since November 2007, the Company and MT Picture Display Co., Ltd. (MTPD), a subsidiary of the Company, are subject to investigations by government authorities, including the Japan Fair Trade Commission, the U.S. Department of Justice and the European Commission, in respect of alleged antitrust violations relating to cathode ray tubes (CRTs). Subsequent to these actions by the authorities, a number of class action lawsuits have been filed in the U.S. and Canada against the Company and certain of its subsidiaries. In October 2009, the Japan Fair Trade Commission issued a cease and desist order against MTPD and assessed a fine against its three subsidiaries in South East Asia, but each named company filed for a hearing to challenge the orders which is currently subject to proceedings. Since February 2009, the Company is subject to investigations by government authorities, including the U.S. Department of Justice and the European Commission, in respect to alleged antitrust violations relating to compressors for refrigerator use. Subsequent to these actions by the authorities, a number of class action lawsuits have been filed in the U.S. and Canada against the Company and certain of its subsidiaries. The Company has paid a fine to the U.S. Department of Justice and the Competition Bureau Canada for the year ended March 31, 2011 to resolve alleged antitrust violations relating to compressors for refrigerator use. In December 2011, the Company received notification of a European Commission Decision and paid a fine on refrigerator compressors for the year ended March 31, 2012. The Company has been cooperating with various governmental investigations. Depending upon the outcome of these different proceedings, the Company and certain of its subsidiaries may be subject to an uncertain amount of fines, and accordingly the Company has accrued for certain probable and reasonable estimated amounts for the fines. The ability to predict the outcome of these actions and proceedings is difficult to assess given that certain of the investigations and legal proceedings are still at an early stage, present novel legal theories, involve a large number of parties or taking place in jurisdictions outside of Japan where the laws are complex or unclear. Accordingly, the Company is unable to estimate the losses or range of losses for the actions and proceedings where there is only a reasonable possibility that a loss exceeding amounts already recognized may have been incurred.

Other than those above, there are a number of legal actions against the Company and certain subsidiaries. Management is of the opinion that unfavorable outcome, if any, resulting from these actions will not have a material effect on the Company’s consolidated financial statements.